Transfers of Financial Assets - Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Repurchase agreements and securities lending transactions [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	¥ 16,074,462	¥ 14,250,991
Carrying amount of associated liabilities	12,729,762	11,094,932
Loans and advances [member] | Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	1,477,854	1,539,886
Carrying amount of associated liabilities	1,157,260	1,208,993
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,574,740	1,629,544
Fair value of associated liabilities	1,159,727	1,205,124
Net position	415,013	424,420
Loans and advances [member] | Corporate loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [Line Items]
Carrying amount of assets	994,486	938,289
Carrying amount of associated liabilities	933,721	873,240
For those liabilities that have recourse only to the transferred assets:
Fair value of assets	1,003,126	942,644
Fair value of associated liabilities	933,721	873,240
Net position	¥ 69,405	¥ 69,404